Filed with the U.S. Securities and Exchange Commission on March 28, 2014

1933 Act Registration File No. 333-108394
1940 Act File No. 811-21422

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 23	☒
(Check appropriate box or boxes.)

Trust for Advised Portfolios
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Christopher E. Kashmerick, President
Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Christopher Menconi, Esquire
Bingham McCutchen LLP
2020 K Street NW
Washington, D.C. 20006-1806

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[x]	on March 30, 2014 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 22 to the Registration Statement of the Trust for Advised Portfolios (the “Trust”) is being filed to add a new series to the Trust: AMI Large Cap Growth Fund.

AMI Large Cap Growth Fund

Institutional Class      AMILX

A series of Trust for Advised Portfolios (the “Trust”)

PROSPECTUS

March 31, 2014

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

Table of Contents - Prospectus

SUMMARY SECTION

Investment Objective
The AMI Large Cap Growth Fund (the “Fund”) seeks to provide long-term capital appreciation with reduced volatility.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	0.88%
Total Annual Fund Operating Expenses	1.62%
Less: Fee Waiver and/or Expense Reimbursement(2)	-0.73%
Net Annual Fund Operating Expenses	0.89%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)
AMI Asset Management Corp. (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) do not exceed 0.89% of average daily net assets of the Fund (the “Expense Cap”).  The Expense Cap will remain in effect through at least June 27, 2015, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$91	$440

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization (“large cap”) companies.  The Fund defines large cap companies as those companies represented by the Russell 1000® Index.  As of May 31, 2013, the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from $1.8 billion to $422.1 billion.

Equity securities in which the Fund invests as a principal strategy consist primarily of common stocks of U.S. companies.  The Fund may invest up to 5% of its net assets in foreign securities through American Depositary Receipts (“ADRs”).  The Fund may from time to time emphasize investment in certain sectors of the market.

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The Adviser utilizes a bottom-up approach to selecting equity securities that it believes will offer growth in most environments and looks for companies with consistent recurring revenue, good growth prospects, strong cash flow, good balance sheets and a more predictable business model.  The Adviser believes that in order to generate superior long term returns, a strategy must not only strive to perform well in bull markets, but also maintain capital in bear markets.  The Fund looks to keep pace with the market during bull cycles with the goal of capturing the majority of the market appreciation.  In bear cycles, the strategy looks to maintain capital to a much higher degree than its peers in the large cap growth space.  Although this philosophy may lead to extended periods of underperforming the benchmark, the Russell 1000® Growth Index, the process has led to outperformance over multiple market cycles and has generated one of the strongest upside/downside capture ratios over time as compared to other managers in the asset class.  An upside/downside capture ratio shows whether a given fund has outperformed, gained more or lost less than, a broad market benchmark during periods of market strength and weakness, and if so, by how much. The Adviser looks to achieve this goal by utilizing a unique form of a growth at a reasonable price (“GARP”) strategy, which focuses on investing in companies with recurring revenue business models.  The Adviser defines recurring revenue business models as those with products that have a short life span (i.e., less than 2 years) and thus must be replaced frequently.  The Adviser believes that a recurring revenue business model allows a company to grow at a more predictable and sustainable growth rate while reducing volatility in earnings.

Sell decisions are most often triggered by deteriorating fundamentals and generally result in a sale of the entire position.  These deteriorations can include factors such as worsening industry or regulatory conditions, weakening competitive positions, structural margin changes, and balance sheet erosion, among many other factors.  The Adviser will allow “winners” to appreciate but typically begin to trim holdings when they exceed 15% of our estimate of intrinsic value.  The Adviser will continue to hold smaller positions in securities that are performing poorly if the growth story and fundamentals remain intact.  Sell decisions are also triggered if the Adviser deems that the security will cause the portfolio to be too heavily weighted towards a certain sector, the security will represent too large a percentage of the portfolio, or a possible replacement security becomes more attractive.  Given that the intrinsic value of a successfully growing company will continuously rise, the Adviser does not sell holdings when they reach a pre-determined price target or time horizon.  The Adviser does not utilize stops and will add to positions of depreciated securities, provided the long term outlook remains intact.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•
Management Risk: The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Market Risk:  The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Growth Stock Risk.   The risk that growth style companies lose value or move out of favor.  Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.

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•
Large Cap Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
ADR Risk:  The performance of foreign securities depends on the political, social, and economic environments and other overall economic conditions.  The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are U.S. traded securities representing securities of foreign issuers.  A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.

•
Sector Emphasis Risk.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of capital gains, which are taxable when distributed to shareholders.  High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

•
New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. The Adviser has not previously managed a mutual fund.

Performance

When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.amiassetmanagement.com/mutualfund or by calling the Fund toll-free at 844-AMI-FUND (844-264-3863).

Management

Investment Advisor:  AMI Asset Management Corporation is the Fund’s investment adviser.

Portfolio Managers:  William H. Tanner, CPA, Co-Founder and Chairman, Christian R. Sessing, CFA, Senior Equity Analyst, and Matthew T. Humiston, President, are the portfolio managers of the Fund and each has managed the Fund since its inception in March 2014.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail to AMI Large Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by telephone at 844-AMI-FUND (844-264-3863), by wire transfer, or through a financial intermediary.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial investment amount is $50,000 and the minimum subsequent investment amount is $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest though a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund’s objective is not fundamental, and may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization (“large cap”) companies.  The Fund defines large-cap companies as those companies represented by the Russell 1000® Index.  As of May 31, 2013, the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from $1.8 billion to $422.1 billion.

Equity securities in which the Fund invests as a principal strategy consist primarily of common stocks of U.S. companies.  The Fund may invest up to 5% of its net assets in foreign securities through ADRs.  The Fund may from time to time emphasize investment in certain sectors of the market, such as consumer staples and healthcare.

The Adviser utilizes a bottom-up approach to selecting equity securities that it believes will offer growth in most environments and looks for companies with consistent recurring revenue, good growth prospects, strong cash flow, and good balance sheets.  The Adviser believes that in order to generate superior long term returns, a strategy must not only strive to perform well in bull markets, but also maintain capital in bear markets.  The Fund looks to keep pace with the market during bull cycles with the goal of capturing the majority of the market appreciation.  In bear cycles, the strategy looks to maintain capital to a much higher degree than its peers in the large cap growth space.  Although this philosophy may lead to extended periods of underperforming the benchmark, the Russell 1000® Growth Index, the process has led to outperformance over multiple market cycles and has generated one of the strongest upside/downside capture ratios over time as compared to other managers in the asset class.  The Adviser looks to achieve this goal by utilizing a unique form of a growth at a reasonable price (“GARP”) strategy, which focuses on investing in companies with recurring revenue business models.  The Adviser defines recurring revenue business models as those with products that have a short life span (i.e., less than 2 years) and thus must be replaced frequently.  The Adviser believes that a recurring revenue business model allows a company to grow at a more predictable and sustainable growth rate while reducing volatility in earnings.

The Adviser performs all research internally and its rigorous internal due diligence process allows it to uncover quality growth companies which the Adviser believes are undervalued.  The Adviser believes that good security selection depends on a portfolio manager’s ability to predict the future growth of earnings and therefore, the Adviser focuses on companies with a more predictable business model.

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Sell decisions are most often triggered by deteriorating fundamentals and generally result in a sale of the entire position.  These deteriorations can include factors such as worsening industry or regulatory conditions, weakening competitive positions, structural margin changes, and balance sheet erosion, among many other factors.  The Adviser will allow “winners” to appreciate but typically begin to trim holdings when they exceed 15% of its estimate of intrinsic value.  The Adviser will continue to hold smaller positions in securities that are performing poorly if the growth story and fundamentals remain intact.  Sell decisions are also triggered if the Adviser deems that the security will cause the portfolio to be too heavily weighted towards a certain sector, the security will represent too large a percentage of the portfolio, or a possible replacement security becomes more attractive. Given that the intrinsic value of a successfully growing company will continuously rise, the Adviser does not sell holdings when they reach a pre-determined price target or time horizon.  The Adviser does not utilize stops and will add to positions of depreciated securities, provided the long term outlook remains intact.

Cash or Temporary Investments
Under normal market conditions, cash and cash equivalent securities will typically comprise no more than 5% of the Fund’s net assets.  However, the Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result.

To the extent that the Fund uses a money market fund or an exchange-traded fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s or exchange-traded fund’s management fees and operational expenses.

Principal Risks

The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value (“NAV”) or total return were previously summarized and are discussed in more detail below.  There can be no assurance that the Fund will achieve its investment objective.

Management Risk.  The skill of the Adviser will play a significant role in the Fund’s ability to achieve its investment objective.  The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.  In addition, the Fund’s ability to achieve its investment objective depends on the Adviser’s ability to select stocks, particularly in volatile stock markets.  The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.  The Fund’s Adviser has not previously managed a mutual fund.

Market Risk.  The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments.  The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Growth Stock Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  Thus, a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.  Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall.  Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

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Large Cap Companies Risk. The risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.  Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

ADR Risk. ADRs are securities representing securities of foreign issuers.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  For purposes of the Fund’s investment policies, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR representing ownership of common stock will be treated as common stock.  The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Sector Emphasis Risk.  The Adviser’s investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Fund investing significant amounts of its portfolios in securities of issuers principally engaged in the same or related businesses.  Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses.  Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of the Fund’s portfolio.

Portfolio Turnover Risk. The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons.  The Fund’s portfolio turnover rate may vary from year to year.  A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance.  Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.  The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

New Fund Risk. The Fund is new with no operating history.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.  The Adviser has not previously managed a mutual fund.

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PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports are available by contacting the AMI Large Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 844-AMI-FUND (844-264-3863) and on the SEC’s website at www.sec.gov.  The Fund will also disclose top ten portfolio holdings within approximately 10 business days of each calendar quarter end on the Fund’s website at www.amiassetmanagement.com/mutualfund.  A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

MANAGEMENT OF THE FUND

Investment Adviser
AMI Asset Management Corporation is the Fund’s investment adviser and is located at 10866 Wilshire Boulevard, Suite 770, Los Angeles, California 90024.  The Adviser is an SEC-registered investment advisory firm formed in 1996.  The Adviser provides investment management services to individuals, high net worth individuals, trusts, estates, charitable organizations, endowments, professional organizations, religious organizations, corporations and other business entities, pension and profit sharing plans, and private pooled funds.

The Adviser is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objective and policies.  The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement.  For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.74% of the Fund’s average daily net assets.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement will be available in the Fund’s semi-annual report to shareholders for the fiscal period ending August 31, 2014.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

Portfolio Managers

William H. Tanner – Co-Founder and Chairman

Mr. Tanner is a Co-Founder and Chairman of the Adviser, which was founded in 1998, and serves as Co-Portfolio Manager of the Fund.  He has been a portfolio manager of the Adviser since its inception, and is a member of the firm’s Investment Committee.  Mr. Tanner earned a degree in Business Administration and Accounting from the University of California, Los Angeles and a Master’s Degree in Taxation.  He is a member of the American Institute of Certified Public Accountants (AICPA) and the California Society of Certified Public Accounts.

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Christian R. Sessing – Senior Equity Analyst

Mr. Sessing joined the Adviser in 2005 and is a member of the Adviser’s Investment Committee.  As a Senior Equity Analyst, he is responsible for providing due diligence on current and prospective equity investments.  Mr. Sessing earned a Bachelor of Science in Business Administration degree with a concentration in Finance from California State University, Northridge.  He is a member of the CFA Institute and The CFA Society of Los Angeles.

Matthew T.  Humiston – President

Mr. Humiston joined the Adviser in 2000 and is responsible for running the day-to-day operations of the Adviser.  He is a member of the Adviser’s Investment Committee and oversees the portfolio management trading and reporting operations of the Adviser.  Mr. Humiston earned a degree in Business/Economics from the University of California, Santa Barbara.  He has a professional designation in Personal Financial Planning (PFP) from the University of California, Los Angeles.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and his ownership of securities in the Fund.

Fund Expenses
The Fund is responsible for its own operating expenses; however, because these expenses are paid out of Fund assets, shareholders are indirectly paying for the Fund’s operating expenses.  However, the Adviser has contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses for shares of the Fund to 0.89% of average daily net assets for the Fund’s Institutional Class shares through at least June 27, 2015. The term of the Fund’s operating expenses limitation agreement is indefinite, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense limitation.  The Adviser may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

Similarly Managed Account Performance
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations.  When the Fund has completed a full calendar year of investment operations, this Prospectus will include charts that show calendar year total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the benchmark index, the Russell 1000® Growth Index.  This information could serve as a basis for investors to evaluate the Fund’s performance and risks by looking at how the Fund’s performance varies from year to year and how the Fund’s performance compares to an appropriate broad-based securities market index.

The Fund will, however, be managed in a manner that is substantially similar to the domestic large cap growth accounts (the “Composite”) managed by the Adviser.  The Composite has investment objectives, policies, strategies and risks substantially similar to those of the Fund.  AMI Asset Management Corporation is a registered investment adviser and the individuals responsible for the management of the Composite are the same individuals responsible for the management of the Fund.  You should not consider the past performance of the Composite as indicative of the future performance of the Fund.

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The following table sets forth performance data relating to the Composite which represents all qualifying accounts managed by the Adviser in a substantially similar manner to the Fund.  The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against an appropriate index, and does not represent the performance of the Fund.  The Composite is not subject to the same types of expenses to which the Fund is subject, the Composite is rebalanced differently and less frequently than the Fund which will affect, among other things, transaction costs and may affect the comparability of performance, nor is the Composite subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986, as amended.  Consequently, the performance results for the Composite expressed below could have been adversely affected if it had been regulated as an investment company under the federal securities laws.

Domestic Large Cap Growth Composite(1)

	As of 12/31/13 (annualized)
	One Year	Three Years	Five Years	Ten Years	Since January 1, 1998
Large Cap Growth Composite (Gross)	31.12%	18.29%	18.54%	10.47%	11.00%
Large Cap Growth Composite (Net)(2)	29.89%	17.16%	17.41%	9.40%	9.92%
Russell 1000® Growth Index(3)	33.48%	16.45%	20.39%	7.83%	5.25%
S&P 500® Index(4)	32.39%	16.18%	17.94%	7.41%	6.03%

(1)	As of December 31, 2013, the Composite was comprised of 283 households with approximately $656 million in assets.
(2)	Performance shown is calculated by deducting the highest fee of 1% from the monthly gross Composite returns.
(3)
The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(4)	The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market. You cannot invest directly in an index.

The Composite includes fully discretionary fee paying and non-fee paying equity accounts.  Returns of the Composite are presented gross and net of management fees.  Performance includes the reinvestment of dividends and other income and the deduction of trading commissions and other costs.

The fees and expenses associated with an investment in the Composite are higher than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Fund.

AMI Asset Management Corporation claims compliance with Global Investment Performance Standards (GIPS®).  The GIPS® method of calculating performance differs from the SEC’s standardized method of calculating performance and may produce different results.  The U.S. dollar is the currency used to express performance of the Composite.  The Adviser’s compliance with GIPS® standards has been verified for the period January 1, 1998 through December 31, 2012.  The 2013 performance information included has not yet been verified.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares
Shares of the Fund are sold at NAV per share which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

Trading in Foreign Securities
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV per share.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV per share in advance of the time the NAV per share is calculated.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

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How to Buy Shares
The minimum initial investment amount is $50,000 and the minimum subsequent investment amount is $100.

The Fund’s minimum investment requirements may be waived from time to time by the Adviser, and for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;
•
current employees of U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;

•	existing clients of the Adviser, their employees and immediate family members of such employees;
•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor; and
•	qualified broker-dealers who have entered into an agreement with the Fund’s distributor.

You may purchase shares of the Fund by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network or through a bank or through one or more brokers authorized by the Fund to receive purchase orders.  Please use the appropriate account application when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares of the Fund, you may call a customer service representative of the Fund toll-free at 844-AMI-FUND (844-264-3863). The Fund reserves the right to reject any purchase order.  For example, a purchase order may be refused if, in the Adviser’s opinion, it is so large that it would disrupt the management of the Fund.  Orders may also be rejected from persons believed by the Fund to be “market timers.”

All checks must be in U.S. dollars drawn on a domestic U.S. bank.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

To buy shares of the Fund, complete an account application and send it together with your check for the amount you wish to invest in the Fund to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent.  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  You may also be responsible for any loss sustained by the Fund.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board. For further information, you may call a customer service representative of the Fund toll-free at 844-AMI-FUND (844-264-3863).

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In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 844-AMI-FUND (844-264-3863) if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchasing Shares by Mail
Please complete the account application and mail it with your check, payable to the AMI Large Cap Growth Fund, to the Transfer Agent at the following address:

AMI Large Cap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may not send an account application via overnight delivery to a United States Postal Service post office box. If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:

AMI Large Cap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Note:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of account orders or redemption requests does not constitute receipt by the Transfer Agent.

Purchasing Shares by Telephone
If you have accepted telephone options on your account application or by subsequent arrangement in writing with the Fund and your account has been open for 15 days, you may purchase additional shares by calling the Fund toll-free at 844-AMI-FUND (844-264-3863).  You may not make your initial purchase of the Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the appropriate share price next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

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Purchasing Shares by Wire
If you are making your initial investment in the Fund, before wiring funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:
U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit: AMI Large Cap Growth Fund
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 844-AMI-FUND (844-264-3863).  Your bank may charge you a fee for sending a wire payment to the Fund.

Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan
Once your account has been opened with the initial minimum investment, you may make additional purchases of Institutional Class shares at regular intervals through the Automatic Investment Plan (“AIP”).  The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 844-AMI-FUND (844-264-3863) if you have questions about the Plan.  Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five business days prior to the automatic investment date.

Retirement Accounts
The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 844-AMI-FUND (844-264-3863) for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

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There may be special distribution requirements for a retirement account, such as required distributions or mandatory federal income tax withholdings.  For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

Purchasing and Selling Shares through a Broker
You may buy and sell shares of the Fund through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Fund to sell its shares.  When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next applicable price calculated by the Fund.  The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records.  The Adviser may pay the Broker for maintaining these records as well as providing other shareholder services.  The Broker may charge you a fee for handling your order.  The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

How to Sell Shares
You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to the Fund or through your financial intermediary.

In Writing
You may redeem your shares by simply sending a written request to the Transfer Agent.  You should provide your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary.  You should send your redemption request to:

Regular Mail	Overnight Express Mail
AMI Large Cap Growth Fund	AMI Large Cap Growth Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

NOTE:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of account orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone
If you accepted telephone options on your account application, you may redeem all or some of your shares, up to $50,000, by calling the Transfer Agent at 844-AMI-FUND (844-264-3863) before the close of trading on the NYSE.  This is normally 4:00 p.m., Eastern Time.  Redemption proceeds will be processed on the next business day and sent to the address that appears on the Transfer Agent’s records or via ACH to a previously established bank account.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application.  The minimum amount that may be wired is $1,000.  A wire fee of $15 will be deducted from your redemption proceeds for complete and share certain redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If you have a retirement account, you may not redeem your shares by telephone.

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You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 844-AMI-FUND (844-264-3863)] for instructions.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above.  Once a telephone transaction has been accepted, it may not be canceled or modified.

Payment of Redemption Proceeds
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order.  If you did not purchase your shares with a certified check or wire payment, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from purchase or until your check has cleared, whichever occurs first.

Systematic Withdrawal Plan
As another convenience, you may redeem your Institutional Shares through the Systematic Withdrawal Plan (“SWP”).  Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $100,000 and each withdrawal amount must be for a minimum of $5,000.  If you elect this method of redemption, the Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP by communicating in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal at:

Regular Mail	Overnight Express Mail
AMI Large Cap Growth Fund	AMI Large Cap Growth Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish a SWP, an investor must complete the appropriate sections of the account application.  For additional information on the SWP, please call the Transfer Agent at 844-AMI-FUND (844-264-3863).

Redemption In-Kind
The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

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Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 calendar days; and
•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Other Information about Redemptions
The Fund may redeem the shares in your account if the value of your account is less than $500 as a result of redemptions you have made.  This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts.  You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

DIVIDENDS AND DISTRIBUTIONS

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Fund may make an additional payment of dividends or distributions of capital gains if it deems it necessary for federal income tax purposes or otherwise desirable at any other time of the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least 5 days prior to the payment date for the distribution.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

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TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures to prevent frequent transactions in the Fund.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Monitoring Trading Practices. The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund’s Distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing.  The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Fund does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are infrequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

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More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Fund Mailings
Statements and reports that the Fund sends to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and semi-annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding
In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 844-AMI-FUND (844-264-3863) to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

TAX CONSEQUENCES

The Fund typically makes distributions of net investment income and capital gains annually.  Dividends of net investment income and distributions from the Fund’s net short-term capital gains are taxable to you as ordinary income or, in some cases, as qualified dividend income.  Distributions from the Fund’s net capital gain (the excess of its net long-term capital gains over its net short-term capital losses) are taxable to noncorporate shareholders at reduced rates, regardless of how long the shareholders held their respective shares in the Fund.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Distributions of investment income that the Fund reports as “qualified dividend income” may be eligible to be taxed to noncorporate shareholders at the reduced rates applicable to long-term capital gain if certain requirements are satisfied.  In general, the Fund may report its dividends as qualified dividend income to the extent derived from dividends paid to the Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

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A Medicare contribution tax at the rate of 3.8% applies to net investment income of U.S. individuals with income exceeding specified thresholds, and to undistributed net investment income of certain estates and trusts.  Net investment income generally includes for this purpose dividends and capital gain distributions paid by the Fund and gain on the redemption of Fund shares.

Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.

By law, the Fund must withhold as backup withholding a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you redeem your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the redemption price of the shares you redeem, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

Additional information concerning taxation of the Fund and its shareholders is contained in the SAI.  Tax consequences are not the primary consideration of the Fund in making its investment decisions.  You should consult your own tax adviser concerning federal, state and local taxation of distributions from the Fund.

DISTRIBUTION OF FUND SHARES
Distributor
Quasar Distributors, LLC (“Quasar” or “Distributor”), an affiliate of the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, is located at 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, and is the distributor for the shares of the Fund.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority.  Shares of the Fund are offered on a continuous basis.

Service Fees – Other Payments to Third Parties
The Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

General Policies
Some of the following policies are mentioned above.  In general, the Fund reserves the right to:
•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•
Reject any purchase request for any reason.  Generally, the Fund will do this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

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•
Redeem all shares in your account if your balance falls below the minimum investment amount due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund; and
•	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Fund had not commenced operations prior to the date of this Prospectus.

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Investment Adviser
AMI Asset Management Corporation
10866 Wilshire Boulevard, Suite 770
Los Angeles, California 90024

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD LLP
1835 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103

Legal Counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Fund’s website at www.amiassetmanagement.com/mutualfund.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 844-AMI-FUND (844-264-3863) or by writing to:

AMI Large Cap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Trust’s SEC Investment Company Act file number is 811-21422.

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STATEMENT OF ADDITIONAL INFORMATION

March 31, 2014

AMI Large Cap Growth Fund

Trading Symbol
Institutional Class	AMILX

A Series of Trust for Advised Portfolios

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
844-AMI-FUND (844-264-3863)

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated March 31, 2014, as may be revised, for the Institutional Class of the AMI Large Cap Growth Fund (the “Fund”), a series of Trust for Advised Portfolios (the “Trust”).  AMI Asset Management Corporation (the “Adviser”) is the Fund’s investment adviser.  A copy of the Prospectus may be obtained by contacting the Fund at the address or telephone number above or by visiting the Fund’s website at www.amiassetmanagement.com/mutualfund.

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Table of Contents - Statement of Additional Information (SAI)

THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on August 28, 2003, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  Between March 5, 2013 and January 1, 2014, the Trust was named “Ziegler Capital Management Investment Trust”.  Between August 1, 2011 and March 4, 2013, the Trust was named “Ziegler Lotsoff Capital Management Investment Trust”.  Prior to August 1, 2011, the Trust was named “Lotsoff Capital Management Investment Trust”.

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the AMI Large Cap Growth Fund.

The Fund had not commenced operations as of the date of this SAI.

Registration with the SEC does not involve supervision of the management or policies of the Fund.  The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES

The discussion below supplements information contained in the Fund’s Prospectus as to the investment policies and risks of the Fund.

Diversification
The Fund is diversified under applicable federal securities laws.  This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security and if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Recent Regulatory Events
Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Recent Economic Events
Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Fund.  In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist: a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on or been forced to restructure their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU. These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies.

The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below:

Equity Securities
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

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Common Stocks.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Convertible Securities.  The Fund may invest in convertible securities.  Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation.  These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates.  While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation.  In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Rights and Warrants.  The Fund may invest in rights and warrants.  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  The value of warrants is derived solely from capital appreciation of the underlying equity securities.  Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Investment Companies
The Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”). This may include investments in money market mutual funds in connection with the Fund’s management of daily cash positions. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

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Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

Foreign Investments
The Fund may make investments in securities of non-U.S. issuers (“foreign securities”).  The Fund reserves the right to invest up to 5% of its net assets in Depositary Receipts (“DRs”), U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.

Depositary Receipts. Depositary Receipts include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs.  DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.

ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

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Currency Fluctuations.  A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency.  Such changes will affect the Fund to the extent that the Fund is invested in ADRs comprised of foreign securities.

Foreign Taxes.  The interest and dividends payable to the Fund on certain of the Fund’s foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders.  The Fund may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

In considering whether to invest in the securities of a non-U.S. company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Fund will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Short-Term, Temporary, and Cash Investments
The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Securities” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

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As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s (“S&P”), “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix A.

Borrowing
Though the Fund does not currently intend to borrow money, the Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions, and not for the purpose of leveraging its investments, in amounts not to exceed at any time 33-1/3% of the value of its total assets at the time of such borrowings, as allowed under the 1940 Act.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

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The Fund may not:

1.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

2.	Borrow money, except as permitted under the 1940 Act.

3.	Issue senior securities, except as permitted under the 1940 Act.

4.
Engage in the business of underwriting securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

5.
Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry.  (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

6.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

7.	Purchase or sell physical commodities or contracts relating to physical commodities.

8.	Make loans to others, except as permitted under the 1940 Act.

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  The Fund may not:

1.	Invest in any issuer for purposes of exercising control or management.

2.	Hold, in the aggregate, more than 15% of its net assets in illiquid securities.

3.
Change its policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies without providing at least 60 days written notice to shareholders.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and generally reflects a greater number of taxable transactions.  High portfolio turnover may result in larger amounts of short-term capital gains which, when distributed to shareholders, are generally taxed at ordinary income tax rates.

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PORTFOLIO HOLDINGS POLICY

The Adviser and the Fund maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  These portfolio holdings disclosure policies have been approved by the Board.  Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Trust’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to the Fund’s administrator, U.S. Bancorp Fund Services, LLC (“USBFS”) and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons include:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Bingham McCutchen LLP and BBD LLP, respectively), all of which typically receive such information after it is generated.

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Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The Chief Compliance Officer or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Adviser, Distributor or any affiliated person of the Fund.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

MANAGEMENT

The overall management of the Trust’s business and affairs is invested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent, each as defined below.  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objective, strategies and policies and to the general supervision of the Board. The Trustees and officers of the Trust, their ages, birth dates, and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held During Past 5 Years by Trustee
Independent Trustees (2)
John Chrystal 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Trustee	Since 2011	Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provides strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.	1	Director, Javelin Mortgage Investments, Inc.; Director, The Bancorp, Inc.; Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).

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Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held During Past 5 Years by Trustee
Albert J. DiUlio, S.J. 615 E. Michigan St. Milwaukee, WI 53202 Age: 68	Trustee	Since 2011	President Vatican Observatory. Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical.	1	Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).
David S. Krause 615 E. Michigan St. Milwaukee, WI 53202 Age: 58	Trustee	Since 2011	Director of the Applied Investment Management program and Adjunct Assistant Professor of Finance at Marquette University.	1	Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).
Harry E. Resis 615 E. Michigan St. Milwaukee, WI 53202 Age: 67	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.	1	Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).
Interested Trustee
Ian Martin(3) 615 E. Michigan St. Milwaukee, WI 53202 Age: 45	Trustee	Since 2013	Executive Vice President, U.S. Bancorp Fund Services, LLC.	1	Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Age: 39	President and Principal Executive Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present); Vice President, Huntington Asset Services (2008 to 2011).

Table of Contents - Statement of Additional Information (SAI)

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Robert M. Slotky 615 E. Michigan Street Milwaukee, WI 53202 Age: 66	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC, (2001 to present).
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Age: 33	Treasurer and Principal Financial Officer	Since 2014	Assistant Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present): Senior Fund Administrator, Huntington Asset Services (2002 to 2011).
Wendy M. Barron 615 E. Michigan Street Milwaukee, WI 53202 Age: 35	Assistant Treasurer	Since 2014	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC, (2008 to present).
Jeanine M. Bajczyk, Esq. 615 E. Michigan Street Milwaukee, WI 53202 Age: 48	Secretary	Since 2014	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present).

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

(2)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(3)
Mr. Martin is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Martin is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s distributor.

Additional Information Concerning Our Board of Trustees

Board Leadership Structure
The Board has general oversight responsibility with respect to the operation of the Trust and the Fund. The Board has engaged the Adviser to manage the Fund and is responsible for overseeing the Adviser and other service providers to the Trust and the Fund in accordance with the provisions of the 1940 Act and other applicable laws. The Board has established an Audit Committee to assist the Board in performing its oversight responsibilities.

Given the fact there is only a small number of funds in the Trust, the Trust does not have a Chairman of the Board, nor does the Trust have a lead disinterested trustee. The President of the Trust is the presiding officer at all meetings of the Board and sets the agenda for the Board meetings, with input from the trustees and other officers of the Trust. The Trust has determined that its leadership structure is appropriate in light of, among other factors, the asset size and nature of the Trust, the arrangements for the conduct of the Trust’s operations, the number of Trustees, and the responsibilities of the Board.

Board Oversight of Risk
Through its direct oversight role, and indirectly through the Audit Committee, and officers of the Fund and service providers, the Board performs a risk oversight function for the Fund. To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Fund; reviews and approves, as applicable, the compliance policies and procedures of the Fund; approves the Fund’s principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser, to review and discuss the activities of the Fund and to provide direction with respect thereto; and appoints a chief compliance officer of the Fund who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers.

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The Trust has an Audit Committee, which plays a significant role in the risk oversight of the Fund as it meets annually with the auditors of the Fund. The Board also meets quarterly with the Fund’s chief compliance officer.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the, the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Audit Committee
The Board has created an audit committee. The members consist of Messrs. Chrystal, DiUlio, Krause and Resis each of whom is an Independent Trustee. The primary functions of the audit committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Fund, to review the results of the audit, to review the Fund’s internal controls, to approve in advance all permissible non-audit services performed by the independent auditors and to review certain other matters relating to the Fund’s independent registered public accounting firm and financial records.

The Board has no other committees.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the Chief Compliance Officer to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

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Qualification of Trustees
John Chrystal’s experience as a partner of an investment management firm, and his experience as a partner of a consulting firm advising financial institutions, has provided him with an extensive knowledge of the highly regulated financial services industry, which knowledge he brings to the Board in a relatable, effective way.

Albert J. DiUlio, S.J.’s financing background, combined with his work experience, have provided him with a strong understanding of financial statements and experience addressing the complex issues that confront entities.  As a trustee, Mr. DiUlio uses his financial background and experiences to enhance Board discussions with useful information and insights.

David S. Krause’s experience co-founding small businesses and as a professor in a graduate management program has honed his understanding of financial statements and the complex issues that confront businesses, making him a valuable resource to the Board.

Harry Resis’ background in fixed income securities analysis, with an emphasis on high yield securities, provides him with a practical knowledge of the underlying markets and strategies used by Funds in the Trust that will be useful to the Board in their analysis and oversight of the Funds.

Ian Martin has substantial mutual fund operations and shareholder servicing experience through his position as Executive Vice President and Director of Transfer Agent Operations of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds, which makes him a valuable resource to the Board as they contemplate shareholder servicing needs.

Each of Messrs. Chrystal, DiUlio, Krause, Resis and Martin takes a conservative and thoughtful approach to addressing issues facing the Fund.  The combination of skills and attributes discussed above led to the conclusion that each of Messrs. Chrystal, DiUlio, Krause, Resis and Martin should serve as a trustee.

Trustee Ownership of Fund Shares and Other Interests
No Trustee owned shares of the Fund as of the calendar year ended December 31, 2013, which is prior to the inception date of the Fund.

As of December 31, 2013, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the  two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Compensation
Set forth below is the anticipated compensation to be received by the Independent Trustees from the Fund for the fiscal year ending February 28, 2015.  The Independent Trustees receive an annual retainer of $8,000 per year and a fee of $1,000 for each meeting of the Board of Trustees attended, including special meetings allocated among each of the various portfolios comprising the Trust.  The Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at meetings.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

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	Estimated Aggregate Compensation from the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from Fund Complex Paid to Trustees(2)
Name of Independent Trustee
John Chrystal	$2,000	None	None	$2,000
Albert J. DiUlio, S.J.	$2,000	None	None	$2,000
David S. Krause	$2,000	None	None	$2,000
Harry Resis	$2,000	None	None	$2,000
Name of Interested Trustee
Ian Martin	$0	None	None	$0

(1)	For the Fund’s fiscal year ending February 28, 2015.
(2)
There are currently two portfolios comprising the Trust.  The term “Fund Complex” applies only to the Fund.  For the fiscal year ending February 28, 2015, Trustees’ fees are estimated in the amount of $48,000.

CODES OF ETHICS

The Trust, the Adviser and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

A copy of the Adviser’s policies and procedures used to determine how to vote proxies related to portfolio securities can be found in Appendix B.

The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free  844-AMI-FUND (844-264-3863) and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

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Since the Fund was not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of the Fund’s outstanding shares.

THE FUND’S INVESTMENT ADVISER

AMI Asset Management Corporation, 10866 Wilshire Boulevard, Suite 770, Los Angeles, California 90024, acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  William H. Tanner, Chairman and Co-Founder, Matthew T. Humiston, President, and Peter Mainstain, Equity Partner, each own more than 25% of the Adviser and each is therefore a control person of the Adviser.  William H. Tanner and Matthew T. Humiston are portfolio managers of the Fund.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and payable monthly, based on a rate equal to 0.74% of the Fund’s average daily net assets.

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Adviser, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Fund which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though the Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses table of the Prospectus.  Any such waivers made by the Adviser in its management fees or payment of expenses which are the Fund’s obligation are subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.

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PORTFOLIO MANAGERS

William H. Tanner, Christian R. Sessing, and Matthew T. Humiston are the portfolio managers principally responsible for the day-to-day management of the Fund’s portfolio.  The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within various categories as of December 31, 2013.

William H. Tanner

Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	773	$885,574,451	773	$885,574,451

Christian R. Sessing

Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	773	$885,574,451	773	$885,574,451

Matthew T. Humiston

Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	773	$885,574,451	773	$885,574,451

Table of Contents - Statement of Additional Information (SAI)

Material Conflicts of Interest.  The portfolio managers for the Fund also manage separate accounts with a substantially similar investment objective and strategy as the Fund (the AMI Large Cap Growth Equity SMA strategy), in addition to managing separate accounts using other strategies (the AMI Small Cap Growth Equity SMA strategy and the AMI SMID Cap Growth Equity SMA strategy).  A conflict of interest may arise as a result of the portfolio managers being responsible for multiple accounts, including the Fund, which have different investment guidelines and objectives.  An investment opportunity may be suitable for the Fund as well as for any of the other separately managed accounts.  However, the investment may not be available in sufficient quantity for all of the accounts to participate fully.  In addition, there may be limited opportunity to sell an investment held by the Fund or the other account.  The portfolio managers may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio managers to favor one account over another in terms of access to investment opportunities.

To address and manage these potential conflicts of interest, the Adviser has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of its clients is treated on a fair and equitable basis.  Such policies and procedures include, but are not limited to, investment and trade aggregation and allocation policies and oversight by the Adviser's compliance team.

Compensation.  The portfolio managers are compensated through a combination of salary and annual bonus.  The bonus portion is based upon overall firm profitability, strategy performance, assets under management in the strategy for which that individual is responsible, and an individual’s contribution to the team.  The Adviser periodically utilizes industry-wide salary surveys to ensure that the total benefits package is competitive with its peers.  The Adviser generally does not make a practice of compensating its employees through the granting of equity stakes in the firm; however, annual meetings are held between the partners where they decide whether an equity interest should be granted to key employees, including the Fund’s portfolio managers, for retention or reward purposes.

Securities Owned in the Fund by the Portfolio Manager.  As of the date of this SAI, no portfolio manager of the Fund beneficially owned any shares of the Fund as it had not commenced operations.

OTHER SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the administrator to the Fund.  USBFS provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its fund administration, portfolio compliance and fund accounting services, USBFS receives from the Fund, a fee based on the Fund’s current average daily net assets of: 0.08% on the first $250 million, 0.05% on the next $250 million and 0.04% on the remaining assets, with a minimum initial annual fee of $60,000.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements.  Additionally, the Administrator provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost of the Chief Compliance Officer’s services is charged to the Fund and approved by the Board annually.

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Custodian
Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Fund’s assets, holds the Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Fund.  The Administrator, Transfer Agent, Custodian and the Fund’s Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp.   The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm
BBD LLP, 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund, whose services include auditing the Fund’s financial statements and the performance of related tax services.

Legal Counsel
Bingham McCutchen LLP, 2020 K Street NW, Washington, DC 20006-1806, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Authority, Inc. (“FINRA”) and the SEC.

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While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds.  In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund.  Each share represents an interest in the Fund proportionately equal to the interest of each other share.  Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

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With respect to the Fund, the Trust may offer more than one class of shares.  The Trust reserves the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Fund offers one share class–Institutional Class shares.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

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How to Buy Shares
You may purchase shares of the Fund from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of Fund shares is the NAV per share.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in good order.  In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in good order before the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

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USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

DETERMINATION OF SHARE PRICE

The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV is calculated by adding the value of all securities and other assets attributable to the Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses).

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund’s Adviser with oversight by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Adviser considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

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The Fund’s securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.

An option that is written or purchased by the Fund shall be valued using composite pricing via the National Best Bid and Offer quotes.  Composite pricing looks at the last trade on the exchange where the option is traded.  If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  For options where market quotations are not readily available, fair value shall be determined by the Fund’s Adviser with oversight by the Trust’s Valuation Committee.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Redemptions In-Kind
The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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DISTRIBUTIONS AND TAX INFORMATION

Distributions
Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually.  Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund has elected, and intends to qualify each year, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  To qualify as a regulated investment company, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, in the securities (other than the securities of other regulated investment companies) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships.”

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement.  To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., generally, its taxable income other than its net capital gain, plus or minus certain other adjustments), and (ii) 90% of its net tax-exempt income for the taxable year.  The Fund will be subject to income tax at regular corporate tax rates on any taxable income or gains that it does not distribute to its shareholders.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, the Fund can give no assurances that distributions will be sufficient to eliminate all taxes.

If, for any taxable year, the Fund were to fail to qualify as a regulated investment company under the Code or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.  In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes.  However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders.  Moreover, if the Fund were to fail to qualify as a regulated investment company in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company.  Under certain circumstances, the Fund may cure a failure to qualify as a regulated investment company, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets.  If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a regulated investment company in a subsequent year.

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To avoid a non-deductible excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year at least the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of the excess of its realized capital gains over its realized capital losses for the 12 month period ending on October 31 during such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by the Fund or shareholders.

For U.S. federal income tax purposes, unused capital loss carryforwards that arose in tax years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of the carryforwards.  If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Post-2010 Losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss, and such carryforwards must be utilized before the Fund can utilize any carryforwards of Pre-2011 Losses.  Under certain circumstances, the Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year following the taxable year in which they were actually incurred.

The Fund’s net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.  Taxable dividends and distributions are subject to tax whether you receive them in cash or in additional shares.

Distributions of net investment income and net short term capital gains are taxable to shareholders as ordinary income or, for noncorporate shareholders, as qualified dividend income.  Distributions from the Fund’s net capital gain (i.e., the excess of the Fund’s net long-term capital gains over its net short-term capital losses) are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  In general, to the extent that the Fund receives qualified dividend income, the Fund may report a portion of the dividends it pays as qualified dividend income, which for noncorporate shareholders is subject to tax at reduced tax rates. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States).  A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions are deducted from the Fund’s assets before it calculates the net asset value) with respect to such dividend (or the Fund fails to satisfy this holding period requirement with respect to the underlying dividend-paying stock), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Distributions received by a Fund from another regulated investment company will be treated as qualified dividend income only to the extent so reported by such other regulated investment company.  If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

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Dividends paid by the Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the dividends-received deduction for corporate shareholders of the Fund.

There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy.  If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce each shareholder’s cost basis, resulting in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

Shareholders who choose to receive taxable distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.

A dividend or other distribution by the Fund is generally treated under the Code as received by the shareholders at the time the dividend or distribution is made.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.  The Fund does not expect to be eligible to elect to pass through foreign taxes to its shareholders, who therefore will not be entitled to credits or deductions on their own tax returns for foreign taxes paid by the Fund. Foreign taxes paid by the Fund may reduce the return from the Fund’s investments.

A shareholder may recognize a taxable gain or loss on a redemption of Fund shares.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long term capital loss to the extent of any amounts treated as distributions of long term capital gains during such six month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

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Dividends and distributions from the Fund will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  For redemptions of Fund shares purchased on or after January 1, 2012, the Fund will also be required to report cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period.  If a shareholder has a different basis for different shares of the Fund, acquired on or after January 1, 2012, in the same account (e.g., if a shareholder purchased shares in the same account at different times for different prices), the Fund will calculate the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method.  The Fund’s default method for calculating basis will be the average basis method, under which the basis per share is reported as the average of the bases of all of the shareholder’s Fund shares in the account.  A shareholder may elect, on an account-by-account basis, to use a method other than average basis by following procedures established by the Fund or its administrative agent.  If such an election is made on or prior to the date of the first exchange or redemption of shares in the account and on or prior to the date that is one year after the shareholder receives notice of the Fund’s default method, the new election will generally apply as if the average basis method had never been in effect for such account. If such an election is not made on or prior to such dates, the shares in the account at the time of the election will retain their averaged bases.  Shareholders should consult their tax advisers concerning the tax consequences of applying the average basis method or electing another method of basis calculation.

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers or with required certifications regarding their status under the federal income tax law, or if the IRS notifies the Fund that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty).

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This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any state, local or foreign taxation.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of the Fund’s shares is continuous.  The Distributor, USBFS, and Custodian are all affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

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ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

FINANCIAL STATEMENTS

Investors in the Fund will be informed of the Fund’s progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.  Since the Fund had not commenced operations as of the date of this SAI, no financial statements are available.

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Appendix A

Description of Ratings

SHORT-TERM RATINGS

Standard & Poor’s Short-Term Issue Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

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Moody’s Short-Term Debt Ratings
Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Prime-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies numerical modifiers “1,” “2” and “3” to both the Aaa and Aa rating classifications.  The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

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Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Ratings Group: Corporate Bond Ratings

AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety.  The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics.  Capacity for timely payment on issues with the designation “A-2” is strong.  However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

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Appendix B

AMI Asset Management Corporation, Inc.
Proxy Voting Policy

Rule 206(4)-6 under the Investment Advisers Act of 1940 requires an investment adviser that exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, to disclose to clients information about those policies and procedures, and to disclose to clients how they may obtain information on how the adviser has voted their proxies.

1. POLICY

AMI’s policy is to vote proxies that are solicited for securities held in clients’ accounts, unless the client has retained the right, in writing, to vote such proxies. AMI’s general policy is described in the Firm’s standard Client Agreement and ADV Part 2A.

2. PROCEDURES

In order to implement AMI’s general policy to vote proxies for clients, the Firm has adopted the following procedures:

Responsible Voting Party: The Equity Research Department (“Responsible Voting Party”) has been delegated the responsibility for monitoring and voting all required proxies and making sure that such proxies are voted in a timely manner and within the required time period.

AMI reserves the right to delegate to a non-affiliated third party vendor, the responsibility to review proxy proposals and make voting recommendations to the Firm. When this happens, AMI will ensure that any third party recommendations followed will be consistent with the Proxy Voting Guidelines outlined below.

Proxy Voting Guidelines: The fundamental guideline followed by AMI in voting proxies is to make every effort to ensure that the manner in which shares are voted is in the best interest of clients and the value of their investment. AMI shall consider only those factors that relate to the client's investment, including how its vote will economically impact and affect the value of the client's investment.

Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer's board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect.

In voting on each and every issue, AMI shall vote in a prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

AMI has adopted the following specific voting guidelines:

Corporate Governance: Unless exceptional circumstances exist, AMI will vote against proposals that make it more difficult to replace Board members, including proposals to:

a.	Stagger the Board;

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b.	Overweight management on the Board;
c.	Introduce cumulative voting;
d.	Introduce unequal voting rights;
e.	Create supermajority voting; or
f.	Establish pre-emptive rights.

Takeovers: AMI will generally vote against proposals that make it more difficult for a company to be taken over by outsiders, and in favor of proposals that attempt to do the opposite.

Compensation Plans: AMI will vote in favor of proposals by management or shareholders concerning various compensation and stock option plans that will act to make management and employee compensation more dependent on long-term stock price performance. AMI will vote against incentive stock awards that act to concentrate significant amounts of stock in the hands of upper management.

Capital Structure: AMI will generally vote against proposals to move the company to another state less favorable to shareholders interests, or to restructure classes of stock in such a way as to benefit one class of shareholders at the expense of another, such as dual classes (A and B shares) of stock.

Board Size: AMI will vote against any proposals that act to increase the size of the board beyond 15 members.

Outside Directors: AMI will vote against any proposal to allow the Chief Executive Officer to appoint outside directors, and in favor of any proposal to eliminate this ability. The Board’s outside directors should not owe their position or allegiance to a member of management, but to the shareholders and/or independent board members alone.

Multiple Director Positions: AMI will generally vote against any Board member who is also a director of four or more different public companies.

Non AMI Core Holdings: AMI will generally abstain on any proposal on the proxy of a company that is not on the AMI core holdings list.

It is intended that the Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Responsible Voting Party (with the pre-approval of the CCO) may vote a proxy contrary to the Proxy Voting Guidelines if it is determined that such action is in the best interests of the clients. In the exercise of such discretion, the Responsible Voting Party may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances or instructions from clients may also justify casting different votes for different clients/beneficiaries with respect to the same proxy vote.

Conflicts of Interest: AMI may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, AMI and/or one or more of its affiliates or Associated Persons may occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

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If at anytime, AMI and/or the Responsible Party become aware of any type of potential or actual conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to AMI’s CCO.  Conflicts of interest will be handled in various ways depending on the type and materiality. This includes:

1.	Where the Proxy Voting Guidelines outline AMI’s voting position, as either “for” or “against” such proxy proposal, voting will be in accordance with AMI’s Proxy Voting Guidelines.

2.
Where a proposal is not listed in the Proxy Voting Guidelines, then one of the two following methods will be selected by AMI depending upon the facts and circumstances of each situation and the requirements of applicable law:

a.	Voting the proxy in accordance with the voting recommendation of a non-affiliated third party vendor.
b.	Voting the proxy pursuant to client direction.

ERISA Accounts: Plans governed by the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with AMI, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting “employer securities” held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with Labor Department positions, it is the policy of AMI to follow the provisions of a plan’s governing documents in the voting of employer securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

Other Special Situations: AMI may choose not to vote proxies in certain situations or for certain accounts, such as: 1) where a client has informed AMI that it wishes to retain the right to vote the proxy, AMI will instruct the custodian to send the proxy material directly to the client, 2) where AMI deems the cost of voting would exceed any anticipated benefit to the client, 3) where a proxy is received for a client account that has been terminated with AMI, 4) where a proxy is received for a security that AMI no longer manages (i.e., AMI had previously sold the entire position), and/or 5) where the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question.

Reconciliations: The Responsible Voting Party or designee will perform a reconciling of proxies received from the custodian(s) to help ensure that AMI is receiving and voting all proxies. Any material discrepancies will be investigated and corrected promptly.

Proxy Voting Records: AMI will maintain the following records under these policies and procedures:
1.	A copy of all policies and procedures.
2.	A copy of each proxy statement AMI receives regarding client’s securities.

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3.	A record of each vote cast by AMI on behalf of a client.
4.	A copy of any document created by AMI that was material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for that decision.
5.
A copy of each written client request for information on how AMI voted proxies on behalf of the requesting client, and a copy of any written response by AMI to any (written or verbal) client request for information on how AMI voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. AMI may rely on one or more third parties to create and retain the records referred to in items 2 and 3 above.

Client Disclosures: A copy of these policies and procedures will be provided to clients upon request.  In addition, copies of the above outlined records, as they relate to particular clients, will be provided to those clients upon request.

It is generally AMI’s policy not to disclose its proxy voting records to unaffiliated third parties or special interest groups.

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PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	(1) Certificate of Trust dated August 26, 2003 was previously filed with the Registration Statement on Form N-1A on August 29, 2003 and is incorporated herein by reference.
(2) Certificate of Amendment to Certificate of Trust dated June 1, 2005 was previously filed with the Registration Statement on Form N-1A on June 24, 2005 and is incorporated herein by reference.
(3)
Second Certificate of Amendment to Certificate of Trust dated December 1, 2011 was previously filed with the Registration Statement on Form N-1A on January 30, 2013 and is incorporated herein by reference.

(4)
Third Certificate of Amendment to Certificate of Trust dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.

(5) Agreement and Declaration of Trust dated June 1, 2005 was previously filed with the Trust’s Registration Statement on Form N-1A on June 24, 2005 and is incorporated herein by reference.
(b)	Amended and Restated Bylaws dated November 21, 2013 were previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and are incorporated herein by reference.
(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated Bylaws.
(d)	Investment Advisory Agreement dated March 30, 2014 – filed herewith.
(e)	Distribution Agreement – filed herewith.
(f)	Bonus or Profit Sharing Contracts – not applicable.
(g)	Custody Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(1) Exhibit E to Custody Agreement dated February 14, 2014 – filed herewith.
(h)	Other Material Contracts
(1) Fund Administration Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(i) Amendment to Fund Administration Servicing Agreement dated February 14, 2014 –filed herewith.

(2) Fund Accounting Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(i) Amendment to Fund Accounting Servicing Agreement dated February 14, 2014 – filed herewith.
(3) Transfer Agent Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(i) Amendment to Transfer Agent Servicing Agreement dated February 14, 2014 – filed herewith.
(4) Operating Expenses Limitation Agreement dated March 30, 2104 – filed herewith.
(5) (i) Power of Attorney for Ian A. Martin dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(ii) Power of Attorney for John Chrystal dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(iii)
Power of Attorney for Albert J. DiUlio, S.J. dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.

(iv) Power of Attorney for David S. Krause dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(v) Power of Attorney for Harry E. Resis dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(i)	Legal Opinion – filed herewith.
(j)	Consent of Independent Registered Public Accounting Firm – not applicable.
(k)	Omitted Financial Statements – not applicable.
(l)	Form of Subscription Agreement was previously filed with the Trust’s Registration Statement on August 29, 2003 and is incorporated herein by reference.
(m)	Rule 12b-1 Plan - not applicable.
(n)	Rule 18f-3 Plan - not applicable.
(o)	Reserved.
(p)	(1) Code of Ethics for the Registrant was previously filed with the Trust’s Registration Statement on Form N-1A on December 2, 2004 and is incorporated herein by reference.

(2)	Code of Ethics for the Adviser – filed herewith.
(3)	Code of Ethics for Access Persons of Quasar Distributors, LLC – filed herewith.
_______________

Item 29.	Persons Controlled by or under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.	Business and Other Connections of Investment Adviser

With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-47318), dated November 20, 2013.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.	Principal Underwriters

(a)      Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund P
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Bridge Builder Trust	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brookfield Investment Funds	Merger Fund
Brown Advisory Funds	Monetta Trust
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
Cushing Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
FactorShares Trust	Provident Mutual Funds, Inc.
First American Funds, Inc.	Purisima Funds
First American Investment Funds, Inc.	Rainier Investment Management Mutual Funds
First American Strategy Funds, Inc.	RBC Funds Trust
Glenmede Fund, Inc.	SCS Financial Funds
Glenmede Portfolios	Stone Ridge Trust
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	TIFF Investment Program, Inc.
Harding Loevner Funds, Inc.	Trust for Professional Managers
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b)  To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)      Not applicable.

Item 33.	Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	AMI Asset Management Corporation 10866 Wilshire Boulevard, Suite 770 Los Angeles, CA 90024
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 22 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of March, 2014.

Trust for Advised Portfolios

By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 22 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ John Chrystal	Trustee	March 28, 2014
John Chrystal

*/s/ Albert J. DiUlio, S.J.	Trustee	March 28, 2014
Albert J. DiUlio, S.J.

*/s/ David S. Krause	Trustee	March 28, 2014
David S. Krause

*/s/ Harry E. Resis	Trustee	March 28, 2014]
Harry E. Resis

*/s/ Ian Martin	Trustee	March 28, 2014
Ian Martin

/s/ Christopher E. Kashmerick	President and Principal Executive Officer	March 28, 2014
Christopher E. Kashmerick

/s/ Russell B. Simon	Treasurer and Principal Financial Officer	March 28, 2014
Russell B. Simon

*By: /s/ Christopher E. Kashmerick		March 28, 2014
Christopher E. Kashmerick Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement	EX 99 (d)
Distribution Agreement	EX 99 (e)
Amendment to Custody Agreement	EX 99 (g) (1)
Amendment to Fund Administration Servicing Agreement	EX 99 (h) (1) (i)
Amendment to Fund Accounting Servicing Agreement	EX 99 (h) (2) (i)
Amendment to Transfer Agent Servicing Agreement	EX 99 (h) (3) (i)
Operating Expenses Limitation Agreement	EX 99 (h) (4)
Legal Opinion	EX 99 (i)
Code of Ethics for Adviser	EX 99 (p) (2)
Code of Ethics for Distributor	EX 99 (p) (3)